Freedom 100 Emerging Markets ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.3%
Brazil - 2.5%
162,865	B3 S.A. - Brasil Bolsa Balcao	$325,438
55,184	Banco Santander Brasil S.A. ADR	296,338
7,412	Getnet Adquirencia e Servicos para Meios de Pagamento S.A. ADR	10,377
71,416	Magazine Luiza S.A.	92,187
23,504	Natura & Co. Holding S.A. (a)	107,519
6,308	Rede D’Or Sao Luiz S.A.	51,302
17,104	Suzano S.A.	184,582
97,972	Vale S.A.	1,377,237
33,506	WEG S.A.	198,690
		2,643,670
Cayman Islands - 0.1%
1,520	XP, Inc. ADR (a)	43,685

Chile - 14.3%
32,650,432	Banco de Chile	2,550,719
35,463	Banco de Credito e Inversiones S.A.	1,035,995
1,048,330	Cencosud S.A.	1,753,369
1,445	Cia Cervecerias Unidas S.A. ADR	23,712
13,850,018	Cia Sud Americana de Vapores S.A.	1,189,931
7,383,985	Colbun S.A.	600,599
820,028	Empresas CMPC S.A.	1,374,413
281,506	Empresas COPEC S.A.	2,176,054
616,072	Falabella S.A.	2,009,465
54,438	Sociedad Quimica y Minera de Chile S.A. ADR	2,745,308
		15,459,565
Indonesia - 6.7%
2,495,900	Adaro Energy Tbk PT	394,020
8,473,344	Bank Central Asia Tbk PT	4,339,969
4,390,113	Barito Pacific Tbk PT	263,361
253,595	Chandra Asri Petrochemical Tbk PT	130,334
1,322,830	Charoen Pokphand Indonesia Tbk PT	552,243
81,407	Gudang Garam Tbk PT	174,780
337,066	Indah Kiat Pulp & Paper Tbk PT	185,058
3,364,526	Kalbe Farma Tbk PT	381,246
1,825,946	Merdeka Copper Gold Tbk PT (a)	498,364
4,266,390	Sarana Menara Nusantara Tbk PT	336,761
		7,256,136
Malaysia - 4.0%
505,634	Dialog Group Bhd	317,994
321,131	DiGi.Com Bhd	336,085
157,035	Hartalega Holdings Bhd	215,989
57,779	Hong Leong Bank Bhd	258,244
43,958	Kuala Lumpur Kepong Bhd	229,814
776,410	MR DIY Group M Bhd	672,789
49,769	PPB Group Bhd	204,285
278,446	Press Metal Aluminium Holdings Bhd	386,322
1,380,889	Public Bank Bhd	1,378,900
566,411	Top Glove Corp. Bhd	352,138
		4,352,560
Mexico - 5.2%
1,830,201	America Movil S.A.B. de C.V.	1,937,865
73,445	Arca Continental S.A.B. de C.V.	466,378
55,566	Becle S.A.B. de C.V.	139,760
1,119	Cemex S.A.B. de C.V. ADR (a)	7,587
9,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	730,474
164,270	Grupo Bimbo S.A.B. de C.V.	506,156
43,435	Grupo Carso S.A.B. de C.V.	138,755
5,756	Grupo Elektra S.A.B. de C.V.	435,730
2,931	Grupo Financiero Banorte S.A.B. de C.V.	19,063
289,058	Grupo Mexico S.A.B. de C.V.	1,260,107
		5,641,875
Philippines - 4.7%
37,023	Ayala Corp.	603,346
211,214	Bank of the Philippine Islands	381,691
226,840	BDO Unibank, Inc.	536,934
4,015	Globe Telecom, Inc.	261,565
183,091	International Container Terminal Services, Inc.	718,110
450,996	JG Summit Holdings, Inc.	468,751
29,573	Manila Electric Co.	171,201
294,164	Metropolitan Bank & Trust Co.	321,321
11,574	PLDT, Inc.	411,278
66,692	SM Investments Corp.	1,233,330
		5,107,527
Poland - 16.5%
40,249	Asseco Poland S.A.	863,588
139,672	Bank Polska Kasa Opieki S.A.	4,229,176
28,794	CCC S.A. (a)	753,947
50,897	CD Projekt S.A.	2,436,750
198,099	Cyfrowy Polsat S.A.	1,707,059
37,511	Dino Polska S.A. (a)	3,419,528
10,264	Kruk S.A.	833,012
790	LPP S.A.	3,372,423
2,148	Mercator Medical S.A. (a)	51,712
2,620	TEN Square Games S.A.	226,941
		17,894,136
Republic of Korea - 15.3%
4,958	Celltrion, Inc.	825,842
4,750	Hyundai Motor Co.	835,121
10,810	Kakao Corp.	1,023,028
1,632	LG Chem Ltd.	844,315
402	LG Household & Health Care Ltd.	370,973
5,620	Naver Corp.	1,789,418
720	Samsung Biologics Co., Ltd. (a)	546,927
106,631	Samsung Electronics Co., Ltd.	7,023,518
1,826	Samsung SDI Co., Ltd.	1,006,124
21,292	SK Hynix, Inc.	2,346,374
		16,611,640
South Africa - 7.6%
31,257	AngloGold Ashanti Ltd. ADR	655,772
7,737	Capitec Bank Holdings Ltd.	990,394
389,492	FirstRand Ltd.	1,486,107
67,124	Gold Fields Ltd. ADR	737,693
54,599	Impala Platinum Holdings Ltd.	770,930
122,790	MTN Group Ltd. (a)	1,315,436
25,938	Northam Platinum Holdings Ltd. (a)	341,011
138,275	Sanlam Ltd.	515,093
208,158	Sibanye Stillwater Ltd.	641,390
92,847	Standard Bank Group Ltd.	815,783
		8,269,609
Taiwan - 22.4%
740,050	Cathay Financial Holding Co., Ltd.	1,671,779
4,038	Chunghwa Telecom Co., Ltd.	17,003
130,080	Delta Electronics, Inc.	1,292,948
94,881	Formosa Petrochemical Corp.	328,879
351,936	Formosa Plastics Corp.	1,322,924
599,812	Fubon Financial Holding Co., Ltd.	1,654,160
794,980	Hon Hai Precision Industry Co., Ltd.	2,988,323
103,755	MediaTek, Inc.	4,462,662
69,375	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,346,506
925,952	United Microelectronics Corp.	2,175,403
		24,260,587
	TOTAL COMMON STOCKS (Cost $103,284,740)	107,540,990

PREFERRED STOCKS - 0.5%
Brazil - 0.5%
82,632	Banco Bradesco S.A.	282,601
65,016	Itau Unibanco Holding S.A.	243,810
	TOTAL PREFERRED STOCKS (Cost $702,800)	526,411

MONEY MARKET FUNDS - 0.3%
349,407	First American Government Obligations Fund - Class X, 0.03% (b)	349,407
	TOTAL MONEY MARKET FUNDS (Cost $349,407)	349,407

	TOTAL INVESTMENTS (Cost $104,336,947) - 100.1%	108,416,808
	Other Liabilities in Excess of Assets - (0.1%)	(75,151)
	TOTAL NET ASSETS - 100.0%	$108,341,657

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

FREEDOM 100 EMERGING MARKETS ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$107,540,990	$-	$-	$107,540,989
Preferred Stocks	526,411	-	-	526,411
Money Market Funds	349,407	-	-	349,407
Total Investments in Securities	$108,416,808	$-	$-	$108,416,807

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2021, there were transfers between Levels 3 and 1. Transfers from Level 3 to Level 1 occurred because quoted prices became available for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended December 31, 2021.

FRDM 100 Emerging Markets
Rights
Value, Beginning of Period	$10,366
Purchases	-
Proceeds from Sales	(10,205)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	(162)
Transfers In/(Out) of Level 3	-
Value, End of Period	-